Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, non-trade	$ 7,883	$ 15,273
Accumulated depreciation	1,270,460	1,293,447
Accumulated amortization on vessels under capital lease	$ 178,178	$ 51,290
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share issued (in shares)	100,435,210	89,127,041
Common stock, share outstanding (shares)	100,435,210	89,127,041
Minimum
Range of interest	0.00%	0.00%
Maximum | LIBOR
Range of interest	1.25%	1.25%